Derivative financial instruments (Details of derivative financial liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts	¥ 140,357	¥ 295,001
Less: non-current portion	99,323	188,139
Current portion	41,034	106,862
Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts	16,328	45,111
Less: non-current portion	4,383	10,358
Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts	14,201	68,853
Less: non-current portion	1,777	17,551
Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts	109,828	181,037
Less: non-current portion	¥ 93,163	¥ 160,230